Government funding - Additional Information (Detail) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Other government grants	$ 60,499	$ 168,027	$ 10,916